COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 6 months ended Dec. 31, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment and Contingencies [Line Items]
Severance Costs	¥ 6.5	$ 1.0